Annual Total Returns [BarChart] - First Trust Emerging Markets Small Cap AlphaDEX Fund - First Trust Emerging Markets Small Cap AlphaDEX Fund	May 03, 2021
Bar Chart Table:
2013	5.65%
2014	(4.89%)
2015	(13.39%)
2016	13.53%
2017	46.57%
2018	(21.42%)
2019	26.90%
2020	8.73%